Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Operations [Abstract]
Interest on loans receivable	$ 56,896	$ 66,445	$ 78,508
Interest on mortgage-backed securities	1,723	2,281	3,175
Interest and dividends on securities	2,987	3,975	1,521
Other interest income	13	8	12
Total interest income	61,619	72,709	83,216
Interest on customer and brokered deposit accounts	9,151	15,221	17,476
Interest on advances from Federal Home Loan Bank	2,453	4,828	11,388
Interest on subordinated debentures	536	494	504
Total interest expense	12,140	20,543	29,368
Net interest income	49,479	52,166	53,848
Provision for loan losses	10,500	49,394	30,500
Net interest income after provision for loan losses	38,979	2,772	23,348
Other income (expense):
Loan servicing fees, net	132	(105)	122
Impairment recovery on mortgage servicing rights	0	67	12
Customer service fees and charges	5,584	6,530	7,626
Provision for loss on real estate owned	(4,265)	(11,383)	(2,649)
Gain (loss) on sale of securities available for sale	(343)	673	5,558
Gain (loss) on sale of securities held to maturity	(32)	411	0
Gain from loans receivable held for sale	48,791	29,279	36,617
Impairment loss on investment in LLCs	(200)	0	(3,126)
Impairment loss on securities	0	(640)	0
Other	3,628	(358)	(580)
Total other income	53,295	24,474	43,580
General and administrative expenses:
Compensation and fringe benefits	22,375	19,670	18,715
Commission-based mortgage banking compensation	17,203	13,601	17,981
Premises and equipment	5,033	4,331	4,220
Advertising and business promotion	5,616	5,501	5,612
Federal deposit insurance premiums	2,029	1,638	2,854
Other	10,571	8,957	8,285
Total general and administrative expenses	62,827	53,698	57,667
Income (loss) before income tax expense	29,447	(26,452)	9,261
Income tax expense (benefit):
Current	11,198	(6,451)	10,111
Deferred	139	(3,733)	(7,173)
Total income tax expense (benefit)	11,337	(10,184)	2,938
Net income (loss)	$ 18,110	$ (16,268)	$ 6,323
Basic earnings (loss) per share	$ 2.30	$ (2.07)	$ 0.80
Diluted earnings (loss) per share	$ 2.30	$ (2.07)	$ 0.80
Basic weighted average shares outstanding	7,867,614	7,867,614	7,867,614